Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2014
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Cost and Maturities of the Company's Repurchase Agreements

At December 31, 2014, and December 31, 2013, the respective cost and maturities of the Company’s repurchase agreements are as follows:

2014 Third Party	Balance	Average Rate	Maturity	Comments
Merrill Lynch	$6,000	4.36%	9/18/2016	Quarterly callable
Various customers	51,358	0.60%		Overnight

Total	$57,358	1.42%

2013 Third Party	Balance	Average Rate	Maturity	Comments
Deutsch Bank	$10,000	4.28%	9/05/2014	Quarterly callable
Merrill Lynch	6,000	4.36%	9/18/2016	Quarterly callable
Various customers	36,759	0.99%		Overnight

Total	$52,759	2.29%